Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q3PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 26

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), November 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
California 95.7%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 9,868,505
Alameda Corridor Transportation Authority ,
Revenue, 2022 C, Refunding, AGMC Insured, 5%, 10/01/52 .................. 28,000,000 29,451,873
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 15,780,428
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 31,533,868
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,837,886
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,597,035
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,371,622
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,433,789
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,208,571
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,866,541
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,252,370
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 44,917,370
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 35,278,308
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System, Revenue, 2022 A, Refunding, 5%, 10/01/52 ..... 8,040,000 8,456,097
City of Anaheim Water System, Revenue, 2022 A, 5%, 10/01/52 ............... 8,345,000 8,795,710
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,450,489
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,017,312
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 19,470,081
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 11,814,322
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 19,542,830
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,409,268
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 24,251,887
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 15,506,240
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,018,966
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,584,042
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,083,131
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,266,062
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 6,966,528
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 89,260,000 89,804,638
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 67,000,000 66,832,942
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 11,088,528
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,596,357
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 4,840,473
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,441,206
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,558,068
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,859,949
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,752,232
a
California Community Choice Financing Authority , Revenue , 2022 A-1 , Mandatory Put ,
4% , 8/01/28 ...................................................... 100,000,000 100,018,280
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 887,420
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 7,920,579
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 5,235,000 4,275,096

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... $ 26,515,000 $ 21,653,135
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ 7,095,000 6,052,148
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 38,091,860
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 20,450,000 15,720,757
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 30,605,191
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 29,340,555
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 10,646,889
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 24,128,894
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 78,990,000 4,212,458
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 785,000 785,290
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,038,507
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 3,640,000 3,700,117
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,030,779
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,723,870
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 130,000 128,420
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,311,977
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,675,155
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 449,587
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 499,230
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 575,211
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 89,570
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 336,551
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 573,941
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 503,287
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 744,135
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 578,244
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 763,881
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,034,010
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 970,000 970,378
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 5,390,000 5,390,016
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,179,800
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,219,275
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,265,531
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,637,631
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,305,000
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 431,285
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,105,441
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 5,000,000 5,085,458
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 516,178
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 435,735
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 446,219
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 477,723
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 538,696
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 2,815,000 3,373,596
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 5,000,000 6,151,462
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 7,000,000 8,295,265

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ $ 20,850,000 $ 24,646,887
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,540,642
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,697,089
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,231,279
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,348,948
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,259,854
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,466,861
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,230,145
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 2,840,000 2,459,537
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 15,936,694
University of Redlands, Revenue, 2022 A, 5%, 10/01/44 ..................... 3,835,000 3,912,408
University of Redlands, Revenue, 2022 A, 5%, 10/01/52 ..................... 15,500,000 15,684,506
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 20,000,000 20,614,706
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 659,461
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 652,008
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 645,772
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 977,883
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 487,113
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 140,000 140,000
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,031,520
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 3,900,000 3,911,557
Cedars-Sinai Medical Center Obligated Group, Revenue, 2021 A, Refunding, 5%,
8/15/51 ........................................................ 5,000,000 5,345,364
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 14,370,000 14,597,943
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 7,750,000 7,824,313
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,101,711
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,533,618
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,356,076
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 15,770,000 15,317,086
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 10,075,000 9,584,986
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,142,409
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 10,491,822
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 12,687,554
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 25,154,262
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 395,000,000 387,077,446
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 12,500,000 14,227,667
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 20,760,000 21,225,917
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 14,200,000 14,603,469
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,697,328
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 26,511,256
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 832,994
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 2,375,000 2,444,175

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ $ 850,000 $ 871,947
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,198,124
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,055,432
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,517,326
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,202,837
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 42,105,000 42,953,420
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 26,810,000 25,414,389
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/48 ...... 21,690,000 22,189,388
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 11,413,816
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 24,500,000 25,064,086
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 47,810,805 46,445,605
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,526,451 14,107,618
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,878,332 4,402,453
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 19,138,223
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,661,694
California Infrastructure & Economic Development Bank ,
Revenue, 2018, 5%, 10/01/43 ........................................ 10,000,000 10,787,329
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,113,934
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 5,732,835
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,477,730
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
2.25%, 8/01/24 .................................................. 26,900,000 26,504,941
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 12,750,000 13,611,743
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 25,470,000 27,021,579
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 783,918
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 773,734
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 B, 4%,
11/01/56 ....................................................... 1,000,000 874,889
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,421,491
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 4.125%,
11/01/52 ....................................................... 3,100,000 2,826,494
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,500,000 5,688,635
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 14,509,506
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 9,383,287
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 13,026,942
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 56,500,664
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 15,019,626
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 67,854,525
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 24,764,703

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. $ 11,413,000 $ 9,741,921
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 2,938,708
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 2,013,436
Carmel Valley Manor Obligated Group, Revenue, 2022, California Mortgage Insured,
5%, 5/15/52 .................................................... 17,775,000 18,938,219
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 10,375,000 9,341,163
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,367,532
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 9,747,861
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 513,199
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 417,042
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 422,583
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 534,548
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 432,650
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 655,760
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 771,916
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 8,750,000 8,964,231
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 17,500,000 17,828,965
Community Hospitals of Central California Obligated Group, Revenue, 2021 A, 4%,
2/01/51 ........................................................ 7,000,000 6,258,613
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 975,544
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 932,097
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,020,513
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,084,284
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,177,114
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 369,782
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 766,522
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 819,257
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 9,100,000 9,204,149
b
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 22,510,000 20,099,958
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,538,105
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 24,112,392
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,693,541
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,107,013
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 34,650,000 35,046,992
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 35,145,000 35,350,331
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 B, 5%, 6/01/48 11,750,000 11,808,255
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,528,179
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 8,692,852
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,761,782
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 20,295,597
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/52 ....................................................... 43,040,000 45,471,898
c
Samuel Merritt University, Revenue, 2022, 5.25%, 6/01/53 ................... 31,500,000 33,737,700
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 34,431,724
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 9,714,199
California Pollution Control Financing Authority ,
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 7,250,000 6,926,970
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%,
11/21/45 ....................................................... 1,905,000 1,755,945
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,178,523

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... $ 820,000 $ 873,243
b
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/42 ......................... 1,325,000 1,360,203
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/52 ......................... 2,265,000 2,255,967
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/61 ......................... 3,905,000 3,822,510
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 420,857
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 304,374
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 465,580
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 660,863
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/42 .... 1,000,000 1,006,706
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 1,875,000 1,851,058
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 300,000 299,715
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 423,050
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 572,442
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.75%, 8/01/52 .................................................. 1,500,000 1,579,926
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 723,650
California State Public Works Board ,
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 40,765,488
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,599,050
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/44 ................................................... 5,000,000 5,418,584
California State University ,
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,430,439
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,323,458
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 42,535,000 44,998,704
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 29,345,000 30,789,056
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 21,622,268
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 3,330,000 3,568,385
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 29,780,000 31,662,385
Revenue, 2019 A, 5%, 11/01/44 ....................................... 23,765,000 25,633,903
Revenue, 2019 A, 5%, 11/01/49 ....................................... 77,595,000 83,156,870
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 115,000 115,266
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,522,107
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 68,935,200
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 5%, 7/01/48 ..... 7,980,000 8,227,897
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.25%, 9/01/52 ............................................. 1,650,000 1,659,180
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 600,000 632,059
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 880,000 925,039
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 11,215,000 11,828,570
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 17,930,000 18,941,033
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,144,322
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,275,891

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ $ 3,485,000 $ 3,407,312
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,048,886
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 14,627,465
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 35,440,383
GO, B, 2%, 8/01/23 ................................................ 1,000,000 995,447
GO, B, 2%, 8/01/24 ................................................ 1,000,000 986,954
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,630,000 17,663,511
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 10,020,346
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/23 ................................................ 14,400,000 14,644,210
GO, B, 5%, 8/01/24 ................................................ 5,500,000 5,723,940
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 28,357,013
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/41 ........................................................ 1,710,000 1,553,350
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/46 ........................................................ 1,000,000 874,710
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,250,000 1,063,835
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/37 ...................................... 2,740,000 2,848,563
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.25%, 9/01/42 ................................... 2,000,000 2,082,024
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/47 ................................... 2,000,000 2,079,327
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/52 ................................... 2,695,000 2,785,558
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 16,371,107
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 13,380,888
City & County of San Francisco , GO , 2022 , Refunding , 5% , 6/15/26 .............
5,000,000 5,420,481
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 570,661
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,288,004
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.25%, 9/01/42 .................................................. 2,005,000 2,060,398
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/47 ................................................... 2,630,000 2,724,452
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/51 ................................................... 3,040,000 3,134,701
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 764,103
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 784,600
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 986,008
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,340,371
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 692,322
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,284,770
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 485,772
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 419,752

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... $ 1,825,000 $ 1,570,650
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,647,344
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,286,273
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,560,497
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 960,612
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 267,821
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 146,605
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 288,420
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,529,050
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 15,045,000 16,266,022
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 8,705,000 9,328,324
City of Los Angeles ,
Department of Airports, Revenue, 2015 D, 5%, 5/15/33 ..................... 11,420,000 11,762,989
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 17,000,000 17,284,697
Department of Airports, Revenue, 2017 A, 5%, 5/15/42 ...................... 13,680,000 14,036,571
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 51,110,000 52,133,171
Department of Airports, Revenue, 2017 B, 5%, 5/15/42 ...................... 4,000,000 4,220,136
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 47,710,000 49,036,973
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,375,485
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 9,939,056
Department of Airports, Revenue, 2018 C, 5%, 5/15/44 ..................... 39,945,000 40,964,720
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 16,995,000 18,269,912
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 35,370,279
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 10,259,994
Department of Airports, Revenue, 2019 C, Refunding, 5%, 5/15/39 ............. 6,170,000 6,721,723
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 25,135,000 26,838,457
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 45,200,000 47,989,419
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 16,005,000 17,875,063
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 5,000,000 5,539,665
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 15,925,000 17,594,125
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 22,485,000 24,651,551
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 3,936,162
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/38 ............. 4,920,000 5,222,580
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. 7,005,000 7,332,811
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 25,965,000 26,909,622
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/51 ............. 26,450,000 27,259,095
Department of Airports, Revenue, 2021 D, Refunding, 5%, 5/15/34 ............. 2,640,000 2,877,417
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/45 ............. 8,000,000 8,336,574
Department of Airports, Revenue, Senior Lien, 2015 A, 5%, 5/15/40 ............ 3,000,000 3,054,603
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 7,006,372
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/42 ............ 16,575,000 15,778,220
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/47 ............ 11,325,000 10,493,032
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/42 ............ 1,415,000 1,488,013
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/47 ............ 25,000,000 25,952,785
Department of Airports, Revenue, Senior Lien, 2022 H, 5.25%, 5/15/47 ......... 1,200,000 1,279,511
Department of Airports, Revenue, Senior Lien, 2022 H, 5.5%, 5/15/47 .......... 23,000,000 24,982,151
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/41 ............. 1,350,000 1,503,083
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/42 ............. 1,360,000 1,509,073
Department of Airports, Revenue, Senior Lien, 2022 I, 4%, 5/15/48 ............. 2,000,000 1,988,577

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/48 ............. $ 6,265,000 $ 6,847,810
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 18,500,000 19,135,680
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 15,190,000 15,697,363
Wastewater System, Revenue, 2018 A, 5%, 6/01/43 ........................ 10,000,000 10,675,708
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 1,275,000 1,358,986
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 302,784
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 98,219
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 490,168
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 847,608
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 371,584
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 366,216
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,326,145
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 489,743
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 566,820
d
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/42 ........... 750,000 769,144
d
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/47 ........... 800,000 811,114
d
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/53 ........... 845,000 851,700
Community Facilities District No. 57, Special Tax, 2022, 4.25%, 9/01/37 ......... 415,000 399,431
Community Facilities District No. 57, Special Tax, 2022, 4.625%, 9/01/42 ........ 650,000 638,049
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/47 ......... 840,000 818,661
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/52 ......... 825,000 787,596
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,818,779
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,101,967
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,825,976
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,743,279
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 25,938,130
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,010
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 6,353,639
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 20,714,319
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 9,816,031
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 523,599
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,278,708
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 3,022,487
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/35 ................
600,000 676,685
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,645,856
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/24 .......................... 2,500,000 2,559,042
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,121,922
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/34 .................. 1,350,000 1,446,295
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 442,072
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 378,277
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 434,202

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... $ 9,000,000 $ 5,846,686
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 44,694,524
b
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,416,117
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 61,892,542
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 22,418,069
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,372,340
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,550,355
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,309,995
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,399,459
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 3,747,790
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
7,135,000 7,495,558
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 6,572,608
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,288,226
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 8,163,443
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,272,912
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,491,109
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,310,697
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,283,888
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,406,772
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... 1,870,000 1,882,651
County of Orange ,
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/37 ...... 1,300,000 1,362,793
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/42 ...... 850,000 875,022
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/47 ...... 4,650,000 4,732,595
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/52 ...... 4,200,000 4,255,955
County of Riverside ,
Revenue, 1988 B, GNMA Insured, ETM, Zero Cpn., 6/01/23 .................. 26,160,000 25,810,418
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,568,824
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,229,939
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,288,971
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 297,879
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 288,885
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,633,584
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,778,239
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,508,201
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,405,519
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 12,000,000 8,141,719
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,800,000 15,868,802
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 4,862,737
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 4,898,425
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 14,693,765
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 10,984,111
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 41,100,000 29,942,106
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 29,792,954
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,697,868

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority, (continued)
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 $ 20,135,000 $ 16,568,790
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 44,465,000 29,547,673
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 5,816,410
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,230,989
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,425,000 1,084,078
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 26,100,318
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 3,997,261
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 25,245,209
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,148,692
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,179,067
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 10,532,366
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 19,391,229
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 17,799,430
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,873,792
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 558,335
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 598,090
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,443,594
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,334,103
Water System, Revenue, 2014 B, Refunding, 5%, 6/01/24 ................... 4,140,000 4,290,684
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,341,216
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 7,758,414
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 9,102,172
Water System, Revenue, 2017 A, Refunding, 5%, 6/01/45 ................... 4,240,000 4,500,786
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,350,859
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/28 ............................... 2,480,000 2,663,041
a
Revenue, 2021 B, Refunding, Mandatory Put, 2%, 7/01/24 ................... 7,500,000 7,444,636
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,491,223
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 2,930,445
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,401,158
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,886,587
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,573,206
Fairfax School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 2,829,674
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,036,024 828,443
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,432,893
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,231,659
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 316,734,387
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 197,309,946
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 38,221,270
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 40,842,415
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 22,834,173
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 40,749,260
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 27,804,001
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 104,924,386
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 48,857,536
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,534,530
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 21,563,658
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,361,664
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,731,019

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... $ 35,310,000 $ 29,675,739
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 17,500,000 16,112,798
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,297,498
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,198,597
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,084,795
Fresno Unified School District ,
GO, 2020 B, 5%, 8/01/46 ............................................ 2,635,000 2,841,954
GO, 2020 B, 4%, 8/01/48 ............................................ 3,205,000 3,133,755
GO, 2020 B, 4%, 8/01/52 ............................................ 6,585,000 6,361,411
GO, 2020 B, 4%, 8/01/55 ............................................ 4,000,000 3,854,075
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,973,514
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
12,860,000 10,149,349
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 1,945,000 1,948,334
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 28,340,000 31,911,262
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 216,150
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 418,173
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 613,068
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 4,877,788
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,690,257
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 644,604
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 25,059,658
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 10,786,857
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,024,887
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,161,458
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 706,485
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 878,859
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 879,606
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,164,787
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 765,466
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,391,837
Millennium Housing LLC, Revenue, 2022, Refunding, 4%, 9/15/42 ............. 2,000,000 1,907,851
Millennium Housing LLC, Revenue, 2022, Refunding, 4.25%, 9/15/50 ........... 2,000,000 1,913,483
Millennium Housing LLC, Revenue, 2022, Refunding, 5%, 9/15/50 ............. 2,000,000 2,098,563
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 2,718,899
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 5,594,913
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 7,710,673
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 11,739,080
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,283,088
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 11,000,000 11,102,986
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 1,945,000 2,034,525
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,519,971
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 124,972
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 127,964
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 854,120
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 783,810
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 743,500

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... $ 4,000,000 $ 4,071,911
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,315,548
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,919
d
Lake Elsinore Unified School District Community Facilities District ,
Special Tax, 2022, 5%, 9/01/47 ....................................... 350,000 352,429
Special Tax, 2022, 5%, 9/01/52 ....................................... 500,000 500,515
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,033,752
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 40,349,878
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,067,297
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,306,980
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,725,138
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,305,655
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,099,834
Lee Lake Water District Financing Corp. ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 878,644
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 708,183
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 911,082
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 793,550
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 5,732,006
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,057,680
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 8,644,143
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 18,536,226
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,502,579
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 74,215,286
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 38,929,636
Los Angeles Community College District ,
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 5,890,000 6,253,681
GO, 2016, Refunding, 5%, 8/01/38 ..................................... 10,000,000 10,684,953
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,331,664
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 18,879,219
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,681,003
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 2,705,000 2,875,915
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 10,000,000 10,610,658
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... 10,455,000 11,306,057
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,860,000 8,474,673
Sales Tax, Revenue, 2017 A, 5%, 7/01/41 ............................... 12,350,000 13,217,763
Sales Tax, Revenue, 2017 A, 5%, 7/01/42 ............................... 26,910,000 28,745,800
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/32 ....................... 6,700,000 7,756,637
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/35 ....................... 18,960,000 21,488,176
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 7,035,000 7,926,365
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 11,455,000 12,841,912
Sales Tax, Revenue, 2021 A, 5%, 6/01/23 ............................... 7,000,000 7,092,065
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,705,948
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,692,615
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/28 ...................... 3,830,000 4,316,958
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/36 ...................... 2,500,000 2,847,755

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2022 A, 5%, 10/01/25 ....................................... $ 6,830,000 $ 7,297,597
Los Angeles County Sanitation District No. 20, Revenue, 2016 A, Refunding, 4%,
10/01/42 ....................................................... 16,430,000 16,426,959
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,138,711
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 63,120,991
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 53,270,386
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 15,750,989
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,518,961
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 12,733,151
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 5,000,000 5,253,947
Power System, Revenue, 2017 C, 5%, 7/01/47 ............................ 99,525,000 105,149,815
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/38 ................... 8,960,000 9,753,997
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/39 ................... 8,215,000 8,920,201
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 9,535,000 10,258,110
Power System, Revenue, 2019 A, 5.25%, 7/01/49 ......................... 12,555,000 13,612,418
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 17,555,000 19,004,588
Power System, Revenue, 2020 A, Refunding, 5%, 7/01/28 ................... 10,000,000 11,238,207
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 1,005,000 1,116,422
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/45 ................... 8,500,000 9,277,433
Power System, Revenue, 2021 B, Refunding, 5%, 7/01/48 ................... 20,800,000 22,679,199
Power System, Revenue, 2021 C, 5%, 7/01/40 ............................ 8,020,000 8,974,025
Power System, Revenue, 2021 C, 5%, 7/01/45 ............................ 14,455,000 15,926,285
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/40 ................... 6,000,000 6,744,333
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 5,000,000 5,582,041
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/42 ................... 6,250,000 6,963,839
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 5,000,000 5,557,249
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 84,000,000 86,203,816
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/41 ................... 29,820,000 31,263,488
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 32,840,000 34,277,561
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/41 ................... 24,210,000 25,642,770
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 35,365,000 37,309,912
Water System, Revenue, 2018, Refunding, 5%, 7/01/43 ..................... 8,380,000 9,010,712
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 5,425,000 5,799,852
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 23,746,511
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 2,970,000 3,342,101
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... 18,750,000 19,931,914
GO, 2020 C, 4%, 7/01/33 ............................................ 7,000,000 7,518,813
GO, 2020 C, 4%, 7/01/36 ............................................ 10,185,000 10,542,452
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 10,730,000 10,613,547
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,683,470
GO, A, 4%, 8/01/44 ................................................ 6,090,000 6,094,603
Los Rios Community College District , GO , E , 3% , 8/01/23 .....................
10,560,000 10,600,950
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 26,379,902
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,125,560
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 75,395
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 140,535
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 105,133
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 779,847
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,565,635

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/42 .................................................... $ 1,000,000 $ 1,018,531
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 2,000,000 2,034,658
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.25%, 9/01/52 .................................................. 2,000,000 2,043,388
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 192,650
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 506,486
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 580,925
Metropolitan Water District of Southern California ,
a
Revenue, 2017 C, Mandatory Put, 2.04%, 5/21/24 ......................... 13,000,000 12,896,970
a
Revenue, 2017 D, Refunding, Mandatory Put, 2.04%, 5/21/24 ................ 10,000,000 9,920,702
a
Revenue, 2017 E, Refunding, Mandatory Put, 2.04%, 5/21/24 ................ 13,000,000 12,896,970
Revenue, 2019 A, Refunding, 5%, 7/01/25 ............................... 6,000,000 6,373,568
Revenue, 2020 A, 5%, 10/01/49 ....................................... 16,665,000 18,181,431
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,074,255
Revenue, 2022 B, Refunding, 3%, 7/01/28 ............................... 20,000,000 20,442,662
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,174,705
Revenue, 2020, Refunding, 5%, 4/01/31 ................................. 3,895,000 4,231,323
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 7,808,340
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 11,155,126
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 3,830,000 3,893,913
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,616,860
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,145,134
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,792,462
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,090,815
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,506,474
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,605,295
GO, 2018 B, AGMC Insured, 5%, 8/01/47 ................................ 6,075,000 6,449,955
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,210,198
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,457,073
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 49,636,345
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 30,332,852
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 60,361
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 444,995
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 854,766
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 24,405,168
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 4,590,000 4,732,969
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 4,475,000 4,606,919
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 11,535,000 11,767,174
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 9,400,000 9,507,379
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,249,605
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 3,800,000 4,118,467
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 562,878
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 683,732
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,152,021
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,289,356
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,591,947

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... $ 10,590,000 $ 5,547,750
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 3,892,130
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,417,594
GO, 2022, Refunding, 5%, 8/01/39 ..................................... 1,005,000 1,116,585
GO, G, 5%, 8/01/40 ................................................ 1,020,000 1,128,610
GO, G, 5%, 8/01/43 ................................................ 1,000,000 1,100,790
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 318,494
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 888,253
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,418,681
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,085,913
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,165,522
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,078,779
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,072,215
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,634,611
Orange County Transportation Authority ,
Revenue, 2021, 4%, 10/15/24 ........................................ 13,055,000 13,400,271
Revenue, 2021, 5%, 10/15/24 ........................................ 51,945,000 54,346,308
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 14,859,070
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 3,807,599
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 4,900,573
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
3,380,000 3,803,557
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 75,363,011
Palomar Health ,
Obligated Group, GO, 2009 A, AGMC Insured, 7%, 8/01/38 .................. 36,000,000 41,666,900
Obligated Group, GO, 2010 A, 6.75%, 8/01/40 ............................ 60,000,000 69,125,292
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 35,889,196
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,035,611
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,355,223
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 121,268
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 117,195
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 118,264
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 344,120
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 351,555
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 357,706
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 694,971
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 889,058
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,491,550
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,174,096
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,807,992
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,949,271
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 1,980,057
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,001,098
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,009,481
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 957,736
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,298,865
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,088,661
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 10,749,083

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Perris Union High School District, (continued)
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ $ 5,540,000 $ 5,483,126
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,708,843
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 11,252,064
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 29,841,824
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 24,418,154
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,547,152
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 11,812,684
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 13,138,488
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 6,852,040
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 7,225,742
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 14,668,434
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/42 ........................................................ 300,000 309,715
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/47 ........................................................ 500,000 512,277
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/53 ........................................................ 1,000,000 1,013,676
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ 75,000,000 75,368,018
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 39,575,000 40,840,909
Medical Center, Revenue, 2022 P, 5%, 5/15/47 ........................... 10,000,000 10,806,444
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 84,305,000 79,546,674
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,436,495
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 30,507,195
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,091,545
Ripon Unified School District , GO , 2013 A , Refunding , BAM Insured , 5% , 8/01/42 ...
2,315,000 2,350,105
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5%, 9/01/42 ............................ 4,000,000 4,300,198
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 4.25%, 9/01/47 ......................... 6,000,000 5,730,270
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5.25%, 9/01/52 ......................... 11,000,000 11,837,353
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 13,971,463
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,469,571
b
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 15,617,097
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,720,035
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,540,681
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,769,937
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 7,834,259
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 13,816,720
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 9,095,000 8,749,254
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,446,802
Romoland School District ,
Community Facilities District No. 2016-2, Special Tax, 2022, 4.5%, 9/01/42 ....... 360,000 353,541
Community Facilities District No. 2016-2, Special Tax, 2022, 4.625%, 9/01/47 ..... 750,000 731,242

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Romoland School District, (continued)
Community Facilities District No. 2016-2, Special Tax, 2022, 4.75%, 9/01/52 ...... $ 1,000,000 $ 980,330
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5%, 9/01/42 .................................................... 750,000 775,730
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 1,200,000 1,238,642
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.25%, 9/01/53 .................................................. 2,500,000 2,579,593
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,431,251
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,526,557
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,186,715
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 19,228,748
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District, Revenue, 2014 A, Refunding, 5%,
12/01/44 ....................................................... 25,000,000 25,411,527
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/27 ....................................................... 2,960,000 3,290,622
Sacramento County Water Financing Authority ,
Sacramento County Water Agency, Revenue, 2019, Refunding, 5%, 6/01/27 ..... 2,000,000 2,197,322
Sacramento County Water Agency, Revenue, 2022 A, 4%, 11/01/25 ............ 32,260,000 33,456,559
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,732,724
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 5,500,000 5,844,224
Revenue, 2022 J, Refunding, 5%, 8/15/26 ............................... 2,615,000 2,831,716
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 20,663,024
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 30,831,457
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,138,025
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,170,525
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,181,070
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 5,000,000 4,503,329
Revenue, 2021 A, 5%, 7/01/56 ........................................ 7,500,000 7,820,906
Revenue, 2021 B, 5%, 7/01/29 ........................................ 2,150,000 2,313,672
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,445,261
Revenue, 2021 B, 4%, 7/01/36 ........................................ 3,610,000 3,503,750
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,687,396
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 26,259,643
San Diego County Water Authority , Revenue , 2021 A , Refunding , 5% , 5/01/29 ......
2,335,000 2,673,865
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 10,956,166
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 110,117,514
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 25,678,988
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 53,703,969
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 29,443
GO, F, 5%, 7/01/40 ................................................ 56,510,000 58,752,277
GO, F, 5%, 7/01/45 ................................................ 34,370,000 35,570,743
GO, G, 5%, 7/01/40 ................................................ 13,000,000 13,515,831
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 70,469,244
San Francisco Bay Area Rapid Transit District ,
GO, 2017 A-1, 5%, 8/01/47 .......................................... 10,000,000 10,530,559
GO, 2020 C-1, 4%, 8/01/34 .......................................... 1,560,000 1,640,246
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 20,513,507
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 17,222,094
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/41 ........................................ 65,645,000 66,935,561

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, 2016 B, 5%, 5/01/46 ........................................ $ 40,540,000 $ 41,060,724
Revenue, 2016 C, 5%, 5/01/46 ........................................ 44,000,000 45,067,805
Revenue, 2019 A, Refunding, 5%, 5/01/39 ............................... 14,500,000 15,094,108
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 13,705,000 14,067,275
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 17,000,000 17,335,123
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 31,318,922
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 48,155,000 49,302,346
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 10,910,000 11,078,499
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 24,080,000 24,751,907
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 40,145,000 41,350,322
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 118,950,000 121,873,280
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 33,700,000 34,296,183
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 52,245,000 53,951,975
Revenue, Second Series, 2019 B, 5%, 5/01/49 ............................ 5,050,000 5,237,428
Revenue, Second Series, 2019 E, 5%, 5/01/45 ............................ 21,035,000 21,556,079
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 5,000,000 5,390,898
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,592,170
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,590,516
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,131,773
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,611,965
San Jacinto Unified School District , Community Facilities District No. 2003-1 , Special
Tax , 2022 , 4% , 9/01/50 ............................................. 875,000 737,305
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 126,958,107
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 171,915,982
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 198,081,435
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 177,421,100
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 176,682,289
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,737,979
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,383,960
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 28,960,902
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,044,921
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 230,000,000 242,179,006
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 130,746,000 126,215,638
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... 191,775,000 180,711,750
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,303,570
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 5,917,857
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 13,575,000 11,776,887
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,037,735
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,217,974
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,500,876
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,597,065
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , 5% , 8/01/25 .................................. 14,485,000 15,394,777
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 16,841,402
Sanger Public Financing Authority ,
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/35 ................. 2,360,000 2,390,392
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/43 ................. 6,155,000 6,234,263

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
$ 10,000,000 $ 9,950,079
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
5,450,000 5,153,971
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,966,166
Santaluz Community Facilities District No. 2 ,
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/28 .................................................... 880,000 917,571
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/29 .................................................... 690,000 719,600
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/30 .................................................... 425,000 443,893
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 19,977,849
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,481,473
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 18,716,542
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,909,410
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,906,472
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 1,911,222
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,909,794
State of California ,
GO, Refunding, 5%, 9/01/23 ......................................... 15,000,000 15,295,204
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 31,419,787
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,129,482
GO, 6%, 5/01/24 .................................................. 1,280,000 1,298,956
GO, NATL Insured, 6%, 8/01/24 ....................................... 500,000 502,912
GO, 5.625%, 9/01/24 ............................................... 175,000 176,378
GO, Refunding, 4%, 10/01/24 ......................................... 5,685,000 5,838,724
GO, Refunding, 4%, 11/01/24 ......................................... 11,655,000 11,983,063
GO, 5%, 11/01/24 ................................................. 5,000,000 5,242,130
GO, 4%, 12/01/24 ................................................. 3,500,000 3,602,382
GO, 5%, 3/01/25 .................................................. 10,000,000 10,550,569
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 110,000 110,940
GO, Refunding, 5%, 4/01/25 ......................................... 5,000,000 5,284,989
GO, Refunding, 5%, 11/01/25 ......................................... 39,975,000 42,787,617
GO, Refunding, 5%, 12/01/25 ......................................... 23,000,000 24,661,916
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 9,250,097
GO, 5%, 3/01/27 .................................................. 5,000,000 5,269,528
GO, 5%, 4/01/27 .................................................. 4,000,000 4,398,121
GO, Refunding, 5%, 4/01/28 ......................................... 2,930,000 3,279,778
GO, Refunding, 5%, 11/01/30 ......................................... 5,320,000 6,202,806
GO, Refunding, 5%, 10/01/32 ......................................... 4,125,000 4,707,980
GO, 5%, 4/01/33 .................................................. 5,000,000 5,662,350
GO, Refunding, 5%, 3/01/35 ......................................... 56,185,000 63,638,682
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,646,697
GO, Refunding, 4%, 3/01/37 ......................................... 10,000,000 10,282,882
GO, Refunding, 5%, 8/01/37 ......................................... 2,900,000 3,171,054
GO, 5%, 10/01/39 ................................................. 15,000,000 15,839,859
GO, 5%, 4/01/43 .................................................. 44,745,000 44,992,485
GO, 5%, 10/01/44 ................................................. 25,000,000 25,769,585
GO, 5%, 3/01/45 .................................................. 17,500,000 18,069,432
GO, 5%, 8/01/45 .................................................. 22,085,000 22,931,204
GO, 5%, 9/01/45 .................................................. 5,000,000 5,266,448
GO, 5%, 8/01/46 .................................................. 45,200,000 47,513,639
GO, 5%, 9/01/46 .................................................. 8,930,000 9,396,785
GO, 5%, 10/01/47 ................................................. 1,000,000 1,045,497

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 10/01/48 ................................................. $ 5,000,000 $ 5,349,752
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 1,065,000 1,080,545
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,057,546
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,011
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,047
GO, 2017, 5%, 11/01/27 ............................................. 2,380,000 2,646,352
GO, 2017, 5%, 11/01/47 ............................................. 33,370,000 35,489,489
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 38,600,000 44,982,464
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,423,940
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,554,145
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,193,110
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 1,650,000 1,875,625
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 1,695,000 1,859,621
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,275,000 1,312,132
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 4,480,000 4,951,547
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,787,708
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 218,520
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 239,880
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 282,037
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,031,782
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,583,126
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,378,999
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 4,345,174
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,601,771
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 6,884,895
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 15,160,000 15,302,504
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 365,255
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 759,076
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 3%,
9/01/24 ........................................................ 100,000 98,759
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/25 ........................................................ 115,000 115,687
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/28 ........................................................ 120,000 120,152
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/30 ........................................................ 110,000 109,568
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/36 ........................................................ 430,000 412,944
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/41 ........................................................ 665,000 611,852
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/46 ........................................................ 885,000 788,963
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/51 ........................................................ 2,210,000 1,917,295

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... $ 13,420,000 $ 13,843,001
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 6,400,000 6,509,397
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,568,884
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,222,992
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,408,308
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 10,990,029
Turlock Irrigation District ,
Revenue, 2019, Refunding, 5%, 1/01/44 ................................. 9,060,000 9,869,986
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,313,678
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,037,625
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,474,421
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,903,904
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,079,364
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,233,049
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 23,886,589
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 26,220,900
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 14,460,958
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 19,718,655
Revenue, 2017 AV, 5.25%, 5/15/47 ..................................... 6,775,000 7,237,254
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 16,557,264
Revenue, 2017 M, 5%, 5/15/47 ....................................... 12,750,000 13,468,299
Revenue, 2018 AZ, Refunding, 5%, 5/15/43 .............................. 28,000,000 30,035,118
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 70,790,000 75,058,495
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 15,588,016
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 17,250,000 18,290,141
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 5,000,000 5,495,330
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 1,500,000 1,544,220
Revenue, 2022 BK, 5%, 5/15/52 ....................................... 250,000,000 273,934,550
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 236,680
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 146,033
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 222,239
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 21,356,601
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, 6.125%, 8/01/34 ............................ 1,000,000 1,198,349
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,413,138
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 5,974,194
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... 3,225,000 3,240,480
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,156,652
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,347,967
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,176,329
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 15,211,865
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,206,079

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Basin Municipal Water District, (continued)
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... $ 1,365,000 $ 1,449,282
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,082,821
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,139,967
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 7,829,937
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,558,574
13,055,212,878
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 23,920,881
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 .... 83,000,000 83,000,000
106,920,881
U.S. Territories 2.3%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 1,480,000 1,374,112
Revenue, 2021 A, Refunding, 2.699%, 10/01/26 ........................... 2,445,000 2,231,718
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 1,325,000 1,188,462
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 2,375,000 2,097,477
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,083,359
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,052,902
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,825,783
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 8,103,426
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 1,932,869
23,890,108
Puerto Rico 2.1%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,194,494
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,004,304
e
Puerto Rico Electric Power Authority ,
Revenue, 2012 A, 5%, 7/01/29 ........................................ 20,000,000 14,800,000
Revenue, 2013 A, 7%, 7/01/33 ........................................ 50,000,000 38,000,000
Revenue, WW, 5%, 7/01/28 .......................................... 12,030,000 8,902,200
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,008,183
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 29,500,000 26,954,279
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 184,264,000 174,831,655
291,695,115
Total U.S. Territories .................................................................... 315,585,223
Total Municipal Bonds (Cost $13,141,664,424) ..................................
13,477,718,982
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 27 .
Short Term Investments 0.4%
a a
Principal
Amount
a
Value
Municipal Bonds 0.4%
California 0.4%
f
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.6% , 10/01/41 ................................... $ 6,200,000 $ 6,200,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.7% , 7/01/36 ............................ 16,200,000 16,200,000
f
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.6%, 5/15/48 ................... 18,430,000 18,430,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.65%, 5/15/48 .......... 5,200,000 5,200,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.55%, 5/15/48 .......... 12,200,000 12,200,000
58,230,000
Total Municipal Bonds (Cost $58,230,000) ......................................
58,230,000
Total Short Term Investments (Cost $58,230,000 ) ................................
58,230,000
a
Total Investments (Cost $13,199,894,424) 99.2% ................................
$13,535,948,982
Other Assets, less Liabilities 0.8% .............................................
108,766,207
Net Assets 100.0% ...........................................................
$13,644,715,189
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $900,055,372, representing 6.6% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At November 30, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.